UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                            9,598   Boeing Co.                                            $     853,358
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                      23,069   AMR Corp. (b)                                               702,451
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 9.6%                                193,800   Amgen, Inc. (b)                                          10,829,544
                                                     75,440   Celgene Corp. (b)                                         3,957,582
                                                     11,864   Cephalon, Inc. (b)                                          844,835
                                                     31,699   Crucell NV (a)(b)                                           801,034
                                                    117,877   Genzyme Corp. (b)                                         7,074,978
                                                    124,925   Gilead Sciences, Inc. (b)                                 9,556,762
                                                                                                                    -------------
                                                                                                                       33,064,735
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                               18,017   American Capital Strategies Ltd.                            798,333
                                                     20,240   Investment Technology Group, Inc. (b)                       793,408
                                                                                                                    -------------
                                                                                                                        1,591,741
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                              12,411   Alabama National Bancorp.                                   878,823
                                                     25,365   Associated Banc-Corp.                                       852,264
                                                     17,629   Commerce Bancshares, Inc.                                   851,657
                                                     14,271   Compass Bancshares, Inc.                                    981,845
                                                     22,688   East-West Bancorp, Inc.                                     834,238
                                                     37,539   Huntington Bancshares, Inc.                                 820,227
                                                      7,716   PNC Financial Services Group, Inc.                          555,321
                                                     22,972   SVB Financial Group (b)                                   1,116,209
                                                     33,900   The South Financial Group, Inc.                             838,008
                                                                                                                    -------------
                                                                                                                        7,728,592
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services                                  24,752   The Advisory Board Co. (b)                                1,252,946
& Supplies - 0.9%                                    22,534   ChoicePoint, Inc. (b)                                       843,448
                                                     15,401   Corporate Executive Board Co.                             1,169,860
                                                                                                                    -------------
                                                                                                                        3,266,254
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 12.4%                     53,443   ADC Telecommunications, Inc. (b)                            894,636
                                                    568,646   Cisco Systems, Inc. (b)                                  14,517,532
                                                     28,232   Comtech Telecommunications Corp. (b)                      1,093,425
                                                     12,081   F5 Networks, Inc. (b)                                       805,561
                                                     85,937   JDS Uniphase Corp. (b)                                    1,308,821
                                                    418,888   QUALCOMM, Inc.                                           17,869,762
                                                     45,339   Research In Motion Ltd. (b)                               6,188,320
                                                                                                                    -------------
                                                                                                                       42,678,057
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 9.5%                      279,739   Apple Computer, Inc. (b)                                 25,990,550
                                                    245,473   Dell, Inc. (b)                                            5,697,428
                                                     18,447   NCR Corp. (b)                                               881,213
                                                                                                                    -------------
                                                                                                                       32,569,191
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.3%                    16,533   Foster Wheeler Ltd. (b)                                     965,362
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.4%                  9,753   Strayer Education, Inc.                                   1,219,125
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                          25,336   Energy Conversion Devices, Inc. (b)                         885,240
                                                     47,329   First Solar, Inc. (b)                                     2,461,581
                                                                                                                    -------------
                                                                                                                        3,346,821
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                                 42,292   Electro Scientific Industries, Inc. (b)                     813,698
& Instruments - 1.1%                                 29,453   National Instruments Corp.                                  772,552
                                                     87,914   Radisys Corp. (b)                                         1,436,515
                                                     30,902   Trimble Navigation Ltd. (b)                                 829,410
                                                                                                                    -------------
                                                                                                                        3,852,175
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.8%                   98,779   Hercules Offshore, Inc. (b)                               2,593,937
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                      25,867   Walgreen Co.                                              1,187,037
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                                23,120   ArthroCare Corp. (b)                                        833,245
& Supplies - 1.0%                                    16,106   Hologic, Inc. (b)                                           928,350
                                                     17,755   Kinetic Concepts, Inc. (b)                                  899,113

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     20,346   Respironics, Inc. (b)                                 $     854,329
                                                                                                                    -------------
                                                                                                                        3,515,037
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                                17,055   Henry Schein, Inc. (b)                                      941,095
& Services - 0.7%                                    44,535   Lincare Holdings, Inc. (b)                                1,632,208
                                                                                                                    -------------
                                                                                                                        2,573,303
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%                 14,014   Panera Bread Co. Class A (b)                                827,667
                                                     33,104   Shuffle Master, Inc. (b)                                    604,148
                                                    311,933   Starbucks Corp. (b)                                       9,782,219
                                                     49,276   Trump Entertainment Resorts, Inc. (b)                       890,417
                                                                                                                    -------------
                                                                                                                       12,104,451
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%                            54,673   Garmin Ltd.                                               2,960,543
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%                            17,801   Central Garden and Pet Co. (b)                              262,921
                                                     35,602   Central Garden and Pet Co. Class A (b)                      523,349
                                                     12,442   Kimberly-Clark Corp.                                        852,153
                                                                                                                    -------------
                                                                                                                        1,638,423
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                                   38,239   Acxiom Corp.                                                817,932
                                                     35,785   CSG Systems International, Inc. (b)                         895,341
                                                     26,969   Computer Sciences Corp. (b)                               1,405,894
                                                                                                                    -------------
                                                                                                                        3,119,167
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                                     13,351   Arch Capital Group Ltd. (b)                                 910,672
                                                     15,723   Erie Indemnity Co. Class A                                  829,703
                                                                                                                    -------------
                                                                                                                        1,740,375
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.1%                     90,594   Amazon.com, Inc. (b)                                      3,604,735
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 9.9%                  35,331   Akamai Technologies, Inc. (b)                             1,763,724
                                                     41,190   DivX, Inc. (b)                                              825,448
                                                    268,551   eBay, Inc. (b)                                            8,902,466
                                                     10,323   Equinix, Inc. (b)                                           883,958
                                                     33,264   Google, Inc. Class A (b)                                 15,240,234
                                                     32,103   Sohu.com, Inc. (b)                                          687,967
                                                    181,565   Yahoo! Inc. (b)                                           5,681,169
                                                                                                                    -------------
                                                                                                                       33,984,966
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.4%                21,956   Invitrogen Corp. (b)                                      1,397,499
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                                     71,080   PACCAR, Inc.                                              5,217,272
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.7%                                         28,517   Cablevision Systems Corp. Class A                           867,772
                                                     12,804   Central European Media Enterprises, Ltd. Class A (b)      1,133,154
                                                    330,728   Comcast Corp. Class A (b)                                 8,582,392
                                                     13,501   Liberty Media Holding Corp. - Capital (b)                 1,493,076
                                                     24,664   Scholastic Corp. (b)                                        767,050
                                                                                                                    -------------
                                                                                                                       12,843,444
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                               15,082   Freeport-McMoRan Copper & Gold, Inc. Class B                998,278
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.5%                              27,416   Dollar Tree Stores, Inc. (b)                              1,048,388
                                                     41,347   Sears Holdings Corp. (b)                                  7,449,076
                                                                                                                    -------------
                                                                                                                        8,497,464
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%                   21,084   ATP Oil & Gas Corp. (b)                                     792,758
                                                     11,815   Chevron Corp.                                               873,837
                                                                                                                    -------------
                                                                                                                        1,666,595
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.9%                              172,162   Teva Pharmaceutical Industries Ltd. (a)                   6,444,024
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                                   12,370   Amerco, Inc. (b)                                            865,776
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                      175,606   ASML Holding NV Registered Shares (a)(b)                  4,346,249
Equipment - 12.5%                                   123,352   Broadcom Corp. Class A (b)                                3,955,899
                                                     47,000   Cypress Semiconductor Corp. (b)                             871,850
                                                    111,760   Integrated Device Technology, Inc. (b)                    1,723,339

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held   Common Stocks                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                                                    558,554   Intel Corp.                                           $  10,685,138
                                                     20,923   International Rectifier Corp. (b)                           799,468
                                                     63,064   Intersil Corp. Class A                                    1,670,565
                                                    166,639   Marvell Technology Group Ltd. (a)(b)                      2,801,202
                                                     66,933   Micron Technology, Inc. (b)                                 808,551
                                                     48,615   Microsemi Corp. (b)                                       1,011,678
                                                     84,459   Novellus Systems, Inc. (b)                                2,704,377
                                                    104,482   Nvidia Corp. (b)                                          3,006,992
                                                     28,923   SiRF Technology Holdings, Inc. (b)                          802,902
                                                    122,132   Texas Instruments, Inc.                                   3,676,173
                                                     41,009   Trident Microsystems, Inc. (b)                              822,641
                                                     70,268   Ultratech, Inc. (b)                                         956,347
                                                     21,263   Varian Semiconductor Equipment Associates, Inc. (b)       1,135,019
                                                     61,851   Zoran Corp. (b)                                           1,052,704
                                                                                                                    -------------
                                                                                                                       42,831,094
---------------------------------------------------------------------------------------------------------------------------------
Software - 16.1%                                    176,172   Adobe Systems, Inc. (b)                                   7,346,372
                                                     28,567   Advent Software, Inc. (b)                                   996,131
                                                     18,167   Ansys, Inc. (b)                                             922,339
                                                     22,949   Business Objects SA (a)(b)                                  830,524
                                                     43,718   CA, Inc.                                                  1,132,733
                                                     20,818   Cognos, Inc. (b)                                            820,021
                                                     29,643   McAfee, Inc. (b)                                            862,018
                                                    789,887   Microsoft Corp.                                          22,014,151
                                                    573,793   Oracle Corp. (b)                                         10,402,867
                                                     21,340   Quality Systems, Inc.                                       853,600
                                                     28,680   SPSS, Inc. (b)                                            1,035,348
                                                    350,747   Symantec Corp. (b)                                        6,067,923
                                                     34,164   Synopsys, Inc. (b)                                          896,122
                                                     38,747   Witness Systems, Inc. (b)                                 1,044,232
                                                                                                                    -------------
                                                                                                                       55,224,381
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                              18,487   The Children's Place Retail Stores, Inc. (b)              1,030,835
                                                     46,723   Coldwater Creek, Inc. (b)                                   947,542
                                                     27,468   Hibbett Sports, Inc. (b)                                    785,310
                                                     59,526   Urban Outfitters, Inc. (b)                                1,578,034
                                                     25,281   Williams-Sonoma, Inc.                                       896,464
                                                                                                                    -------------
                                                                                                                        5,238,185
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.3%              35,994   Houston Wire & Cable Co. (b)                              1,008,552
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                           51,464   American Tower Corp. Class A (b)                          2,004,523
Services - 0.8%                                      14,855   iPCS, Inc. (b)                                              727,746
                                                                                                                    -------------
                                                                                                                        2,732,269
---------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $346,544,368) - 100.8%      345,824,669
---------------------------------------------------------------------------------------------------------------------------------

                                                       Face
                                                     Amount   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.8%                            $ 2,846,626   State Street Bank, 4.25% due 4/02/2007                    2,846,626
---------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $2,846,626) - 0.8%                                2,846,626
---------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $349,390,994) - 101.6%                          348,671,295
---------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of March 31, 2007

                                                  Number of
                                                  Contracts   Options Written                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                    460   NASDAQ Index 100, expiring April 2007 at USD 1,750    $  (2,051,600)
                                                        460   NASDAQ Index 100, expiring April 2007 at USD 1,775       (1,329,400)
---------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Written
                                                              (Premiums Received - $3,401,240) - (1.0%)                (3,381,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - $345,989,754*) - 100.6%                         345,290,295

                                                              Liabilities in Excess of Other Assets - (0.6%)           (2,189,614)
                                                                                                                    -------------
                                                              Net Assets - 100.0%                                   $ 343,100,681
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:


Aggregate cost                                                    $ 345,989,754
                                                                  =============
Gross unrealized appreciation                                     $  13,222,045
Gross unrealized depreciation                                       (13,921,504)
                                                                  -------------
Net unrealized depreciation                                       $    (699,459)
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    NASDAQ Premium Income & Growth Fund Inc.

Date: May 21, 2007